Notes Payable (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	May 31, 2024	Jan. 31, 2024	Jun. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Nov. 30, 2022
Notes Payable
Promissory note - related party				$ 204,128		$ 439,004
Notes and interest payable				643,132		439,004
Angel Studios, Inc. CIK: 0001671941
Notes Payable
Coupon rate (in percent)	10.00%
Promissory note - related party				22,904,952	$ 10,708,437	23,750,000	$ 28,911,394	$ 2,000,000
Notes and interest payable				22,163,481		11,455,940	4,160,277
Issuance costs				207,076			305,271
Repayment of notes payable				9,691,628	$ 4,383,501	18,626,081	$ 26,981,122	$ 208,373
Short-term loan agreement	$ 500,000
Term of repayment	100 days
Angel Studios, Inc. CIK: 0001671941 | Print and advertising expense raises with individual investor
Notes Payable
Maximum Revenue participation rights payable (in percent)			120.00%
Rate of return on initial investment (in percent)			20.00%
Promissory note - related party			$ 5,000,000
Notes and interest payable			5,000,000
Issuance costs			$ 300,000
Angel Studios, Inc. CIK: 0001671941 | P&A expense raises with institutional investors
Notes Payable
Maximum Revenue participation rights payable (in percent)							110.00%
Rate of return on initial investment (in percent)							10.00%
Promissory note - related party							$ 21,000,000
Issuance costs							0
Repayment of notes payable							17,000,000
Repayment of interest							$ 1,700,000
Angel Studios, Inc. CIK: 0001671941 | Print and advertising loan agreement
Notes Payable
Maximum borrowing capacity										$ 5,000,000
Coupon rate (in percent)	10.00%								10.00%
Promissory note - related party	$ 3,000,000
Notes and interest payable				$ 2,500,000		$ 3,300,000
Angel Studios, Inc. CIK: 0001671941 | Short term note
Notes Payable
Coupon rate (in percent)		10.00%
Promissory note - related party		$ 300,000
Short-term loan agreement		$ 300,000
Term of repayment		100 days